Note 12 - FHLB Advances and Other Borrowings	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Debt Disclosure [Text Block]
NOTE
1
2
FHLB
Advances
and
Other B
orrowings
The
Bank had
no
outstanding advances from the FHLB or borrowings from the Federal Reserve Bank of Minneapolis as of
December 31, 2017
or
December 31, 2016.
At
December 31, 2017
it had collateral pledged to the FHLB consisting of FHLB stock, mortgage loans, and investments with a borrowing capacity of approximately
$106.3
million, subject to a requirement to purchase FHLB stock. The Bank also had the ability to draw additional borrowings of
$77.9
million from the Federal Reserve Bank of Minneapolis, based upon the loans that were pledged to them as of
December 31, 2017,
subject to approval from the Board of Governors of the Federal Reserve System (FRB).

At
December 31, 2016
it had collateral pledged to the FHLB consisting of FHLB stock, mortgage loans, and investments with an available borrowing capacity of approximately
$104.7
million, subject to a requirement to purchase FHLB stock. The Bank also had the ability to draw additional borrowings of
$85.8
million from the Federal Reserve Bank of Minneapolis, based upon the loans that were pledged to them as of
December 31, 2016,
subject to approval from the FRB.

On
December 15, 2014,
the Company entered into a Loan Agreement with an unrelated
third
party, providing for a term loan of up to
$10.0
million that was evidenced by a promissory note (the Note) with an interest rate of
6.50%
per annum. The principal balance of the Note was payable in consecutive equal annual installments of
$1.0
million on each anniversary of the date of the Loan Agreement, commencing on
December 15, 2015,
with the balance due on
December 15, 2021.
The Company had the option to voluntarily prepay the Note in whole or in part without penalty. The Company made the scheduled
$1.0
million principal payment on
December 15, 2015,
a
$2.0
million payment on
December 15, 2016,
and on
August 31, 2017
paid off the remaining principal balance of
$7.0
million. There was
no
outstanding loan balance at
December 31, 2017
and the loan balance was
$7.0
million at
December 31, 2016.